Revenue from Contracts with Customers - Schedule of Non-interest Income from Customer Contracts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Fees and gains on sales of mortgage loans		$ 2,635	$ 2,973	$ 9,997
BOLI and annuity earnings		1,667	1,346	1,109
Security gain (loss), net		(1,009)	(1,620)	28
Total non-interest income		28,289	27,281	32,850
Fees and Gains on Sales of Mortgage Loans [Member]
Disaggregation of Revenue [Line Items]
Fees and gains on sales of mortgage loans	[1]	2,635	2,973	9,997
Service Charges on Deposits [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, non-interest income		7,890	7,382	6,137
Debit and Credit Card Interchange Income, Net [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, non-interest income		8,490	8,416	7,783
Brokerage Income [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, non-interest income		7,184	6,929	6,368
BOLI and Annuity Earnings [Member]
Disaggregation of Revenue [Line Items]
BOLI and annuity earnings	[1]	1,667	1,346	1,109
Security Gain (Loss), Net [Member]
Disaggregation of Revenue [Line Items]
Security gain (loss), net	[1]	(1,009)	(1,620)	28
Other Non-interest income [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, non-interest income		$ 1,432	$ 1,855	$ 1,428

[1]	Not within the scope of ASC Topic 606.